PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Pension Plans
Schedule of actuarial hypothesis assumptions

The most significant actuarial hypotheses considered in the calculations were:

	Plans post-employment	Plans post- employment
	2017	2016

Mortality chart	RV-2014	RV-2014/CB-2014
Termination of contract rates	5.0%	5.0%
Impairment chart	PDT 1985	PDT 1985

Schedule of post-employment benefits

Activity for post-employment benefits is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Plan assets	7,919	6,612
Commitments for defined-benefit plans
For active personnel	(6,998)	(4,975)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	921	1,637

Schedule of cash flow for post-employment benefits

Year’s cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

a) Fair value of plan assets
Opening balance	6,612	6,945	6,495
Expected yield of insurance contracts	307	335	432
Employer contributions	1,931	886	18
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(931)	(1,554)	-
Fair value of plan assets at year end	7,919	6,612	6,945
b) Present value of obligations
Present value of obligations opening balance	(4,975)	(5,070)	(4,639)
Net incorporation of Group companies	-	-	-
Service cost	(2,039)	150	(431)
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	16	(55)	-
Present value of obligations at year end	(6,998)	(4,975)	(5,070)
Net balance at year end	921	1,637	1,875

Schedule of plan expected profit

Plan expected profit:

	As of December 31,
	2017	2016	2015

Type of expected yield from the plan’s assets	UF + 2.50% annual	UF + 2.50% annual	UF + 2.50% annual
Type of yield expected from the reimbursement rights	UF + 2.50% annual	UF + 2.50% annual	UF + 2.50% annual

Schedule of plan associated expenses

Plan associated expenses:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Current period service expenses	2,039	(150)	431
Interest cost	-	-	-
Expected yield from plan’s assets	(307)	(335)	(432)
Expected yield of insurance contracts linked to the Plan:
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	1,732	(485)	(1)